Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Gathering and processing	$ 162.5	$ 260.9	$ 1,051.2	$ 1,831.5	$ 273.6
Marketing, supply and logistics	206.5	277.2	857.5	1,339.4	714.9
Total product revenue	369.0	538.1	1,908.7	3,170.9	988.5
Gathering and processing	75.7	88.4	325.9	332.2	161.5
Storage and transportation	59.4	67.6	266.3	250.8	116.8
Marketing, supply and logistics	31.2	36.4	128.0	160.6	70.9
Related party	0.7	1.0	3.9	3.0	74.9
Total services revenues	167.0	193.4	724.1	746.6	424.1
Total revenues	536.0	731.5	2,632.8	3,917.5	1,412.6
Costs of product/services sold (exclusive of items shown separately below):
Gathering and processing	175.4	258.2	1,074.4	1,816.9	234.5
Marketing, supply and logistics	166.0	242.2	705.6	1,196.1	681.7
Related party	4.3	8.3	28.9	42.2	32.5
Total product costs	345.7	508.7	1,808.9	3,055.2	948.7
Gathering and processing	0.1	0.2	0.6	0.8	0.4
Storage and transportation	2.9	5.3	20.1	22.8	12.8
Marketing, supply and logistics	14.7	15.5	53.9	76.0	33.5
Total service costs	17.7	21.0	74.6	99.6	46.7
Total costs of product/services sold	363.4	529.7	1,883.5	3,154.8	995.4
Expenses:
Operations and maintenance	41.7	50.6	188.7	195.4	103.4
General and administrative	22.2	25.6	105.6	91.7	84.1
Depreciation, amortization and accretion	64.9	68.8	278.5	255.4	139.4
Total Expenses	128.8	145.0	572.8	542.5	326.9
Gain (loss) on long-lived assets, net	0.0	(0.8)	227.8	35.1	(5.3)
Goodwill impairment	(109.7)	0.0	(1,149.1)	(48.8)	(4.1)
Loss on contingent consideration			0.0	(8.6)	(31.4)
Operating income (loss)	(65.9)	56.0	(1,200.4)	127.7	60.1
Earnings from unconsolidated affiliates, net	6.5	3.4	(60.8)	(0.7)	(0.1)
Interest and debt expense, net	(36.1)	(29.9)	(130.5)	(111.4)	(71.7)
Loss on modification/extinguishment of debt			(18.9)	0.0	0.0
Income (loss) before income taxes	(95.5)	29.5	(1,410.6)	15.6	(11.7)
Provision (benefit) for income taxes	(0.2)	0.4	0.0	0.9	0.7
Net income (loss)	(95.3)	29.1	(1,410.6)	14.7	(12.4)
Net income attributable to non-controlling partners	5.9	5.6	23.1	16.8	4.9
Net income (loss) attributable to Crestwood Equity Partners LP	(101.2)	23.5	(1,433.7)	(2.1)	(17.3)
Net income attributable to Class A preferred units	0.0	9.2	23.1	17.2	0.0
Net income (loss) attributable to partners	(101.2)	14.3	(1,456.8)	(19.3)	(17.3)
Crestwood Equity Partners LP
Revenues:
Gathering and processing	162.5	260.9	1,051.2	1,831.5	273.6
Marketing, supply and logistics	206.5	277.2	857.5	1,339.4	714.9
Total product revenue	369.0	538.1	1,908.7	3,170.9	988.5
Gathering and processing	75.7	88.4	325.9	332.2	161.5
Storage and transportation	59.4	67.6	266.3	264.6	130.9
Marketing, supply and logistics	31.2	36.4	128.0	160.6	70.9
Related party	0.7	1.0	3.9	3.0	74.9
Total services revenues	167.0	193.4	724.1	760.4	438.2
Total revenues	536.0	731.5	2,632.8	3,931.3	1,426.7
Costs of product/services sold (exclusive of items shown separately below):
Gathering and processing	175.4	258.2	1,074.4	1,816.9	234.5
Marketing, supply and logistics	166.0	242.2	705.6	1,196.1	681.7
Related party	4.3	8.3	28.9	42.2	32.5
Total product costs	345.7	508.7	1,808.9	3,055.2	948.7
Gathering and processing	0.1	0.2	0.6	0.8	0.4
Storage and transportation	2.9	5.3	20.1	33.3	19.7
Marketing, supply and logistics	14.7	15.5	53.9	76.0	33.5
Total service costs	17.7	21.0	74.6	110.1	53.6
Total costs of product/services sold	363.4	529.7	1,883.5	3,165.3	1,002.3
Expenses:
Operations and maintenance	41.8	50.6	190.2	203.3	104.6
General and administrative	23.0	27.5	116.3	100.2	93.5
Depreciation, amortization and accretion	62.3	74.2	300.1	285.3	167.9
Total Expenses	127.1	152.3	606.6	588.8	366.0
Gain (loss) on long-lived assets, net	0.0	(1.0)	821.2	1.9	(5.3)
Goodwill impairment	(109.7)	0.0	(1,406.3)	(48.8)	(4.1)
Loss on contingent consideration				(8.6)	(31.4)
Operating income (loss)	(64.2)	48.5	(2,084.8)	117.9	28.2
Earnings from unconsolidated affiliates, net	6.5	3.4	(60.8)	(0.7)	(0.1)
Interest and debt expense, net	(36.1)	(33.6)	(140.1)	(127.1)	(77.9)
Loss on modification/extinguishment of debt			(20.0)	0.0	0.0
Other income, net	0.1	0.2	0.6	0.6	0.2
Income (loss) before income taxes	(93.7)	18.5	(2,305.1)	(9.3)	(49.6)
Provision (benefit) for income taxes	0.0	0.4	(1.4)	1.1	1.0
Net income (loss)	(93.7)	18.1	(2,303.7)	(10.4)	(50.6)
Net income attributable to non-controlling partners	5.9	9.8	(636.8)	(66.8)	(57.3)
Net income (loss) attributable to Crestwood Equity Partners LP	(99.6)	8.3	(1,666.9)	56.4	6.7
Net income attributable to Class A preferred units	1.6	0.0	6.2	0.0	0.0
Net income (loss) attributable to partners	(101.2)	8.3	(1,673.1)	56.4	6.7
Subordinated unitholders' interest in net income	0.0	0.2	0.0	1.3	0.3
Common unitholders' interest in net income (loss)	$ (101.2)	$ 8.1	$ (1,673.1)	$ 55.1	$ 6.4
Net income (loss) per limited partner unit:
Basic	$ (1.47)	$ 0.44	$ (54.00)	$ 3.03	$ 0.59
Diluted	$ (1.47)	$ 0.44	$ (54.00)	$ 3.03	$ 0.59
Weighted-average limited partners' units
Basic	68,912	18,280	30,983	18,201	10,914
Dilutive units	0.0	439.0	0.0	439.0	439.0
Diluted	68,912	18,719	30,983	18,640	11,353